Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

6.          Inventories

(In thousands)	December 31, 2021	December 31, 2022
Hardware devices	1,595	532
Others	238	206
Less: Impairment	(470)	(281)
Total	1,363	457

Note:	The inventories written down was USD429,000 and USD15,000 for the years ended December 31, 2021 and 2022, respectively.